Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Options

Note 11. Stock Options

A summary of options granted and outstanding is presented below.

	September 30, 2024
	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	109,493	$67.12
Granted	63,409	6.27
Forfeited or cancelled	(18,592)	37.11
Outstanding at end of period	154,310	$42.88

Exercisable at end of period	122,243	$50.86

At September 30, 2024, the Weighted Average Remaining Contractual Life is 39 months.

At September 30, 2024, the stock options outstanding and the options exercisable have exercise prices that exceed the stock market price at September 30, 2024 and as such no intrinsic value exists. Intrinsic value is defined as the difference between the exercise price of the options and the market price of the Company’s common stock.

During the nine months ended September 30, 2024, the Company granted five-year options (the “Options”) to purchase a total of 63,409 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) to its directors, executive officers, employees and consultants pursuant to the Company’s 2023 Equity Incentive Plan. The Options are exercisable at an average price of $6.27 per share which was based on the closing price on the respective grant dates.

As of September 30, 2024, there was $232,353 of unrecognized stock-based compensation related to unvested stock options with a weighted average fair value of $7.25 per share, which is expected to be recognized over a weighted-average period of 12 months as of September 30, 2024.

For the three and nine months ended September 30, 2024, the Company recognized stock-based compensation expense of $116,193 recorded in general and administrative and $435,908, respectively, of which $432,567 and $3,341 was recorded in general and administrative and research and development expenses.

For the three and nine months ended September 30, 2023, the Company recognized stock-based compensation expense of $178,895 and $796,606, respectively, which was recorded in general and administrative.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 11. Stock Options (continued)

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions for the options granted during the nine months ended September 30, 2024 and 2023.

	September 30, 2024	September 30, 2023
Expected term (years)	2.66 to 3.06	2.88 to 3.25
Expected volatility	81.15 % to 83.04%	75.40% to 89.93%
Risk-free interest rate	4.71 % to 4.76%	3.71% to 4.27%
Dividend rate	0	0

Note 11. Stock Options

On January 24, 2023, the Company’s Board of Directors initially adopted the 2023 Equity Incentive Plan (the “2023 Plan”), to provide for the issuance of up to 1,400,000 options and/or shares of restricted stock be available for issuance to officers, directors, employees and consultants. The 2023 Plan was subsequently updated to provide for the issuance of up to 3,500,000 options and/or shares of restricted stock. The 2023 Plan was approved by shareholders at the annual meeting

A summary of options granted and outstanding is presented below.

	2023		2022
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,358,122	$4.37	1,137,479	$5.18
Granted	1,065,000	1.35	367,500	1.63
Cancelled			(3,571)	(4.38)
Forfeited	(14,286)	$1.75	(143,286)	$(3.77)

Outstanding at end of year	2,408,836	$3.03	1,358,122	$4.37

Exercisable at end of year	1,881,327	$3.47	1,132,861	$4.59

1)	During the year ended December 31, 2023, the Company granted five-year options (the “Options”) to purchase a total of:

	a)	975,000 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) to its directors, executive officers, employees and consultants pursuant to the Company’s. 2022 and 2023 Equity Incentive Plans. The Options are exercisable at $1.37 per share which was the closing price on January 25, 2023.
	b)	90,000 shares of the Company’s Common Stock in connection with an employment or consulting agreements at the exercise price, representing the closing price on the grant date ranging from $0.82 to $1.30.

During the year ended December 31, 2023, 660,000 Options have been granted under the 2023 Equity Incentive Plan and the remaining 405,000 Options were issued under the 2022 Equity Incentive Plan. At December 31, 2023, 1,748,836 Options are outstanding under the 2022 Equity Incentive Plan.

During the years ended December 31, 2023 and 2022, the estimated weighted-average grant-date fair value of options granted was $.80 per share and $1.63 per share, respectively. As of December 31, 2023 and 2022, there was $498,454 and $475,097, respectively, of unrecognized stock-based compensation related to unvested stock options with a weighted average fair value of $.94 and $2.05 per share, respectively, which is expected to be recognized over a weighted-average period sixteen months as of December 31, 2023.

The following table summarizes information about options outstanding at December 31, 2023:

Exercise Prices	Options Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Options Exercisable	Aggregate Intrinsic Value on Exercisable Shares

$.82 to .92	40,000	-	4.58	18,794	-
$1.21	307,500	-	3.42	240,386	-
$1.30	50,000	-	4.21	43,750	-
$1.37	975,000	-	4.17	561,719	-
$1.75	54,285	-	2.25	54,285	-
$2.80	141,429	-	2.25	141,429	-
$1.39	10,000	-	3.75	10,000	-
$4.25	50,000	-	3.75	50,000	-
$4.38	244,286	-	1.25	244,286	-
$7.00	536,335	-	2.00	516,679	-

At December 31,2023, the stock options outstanding and the options exercisable have exercise prices that exceed the stock market price at December 31, 2023 and as such no intrinsic value exist. Intrinsic value is defined as the difference between the exercise price of the options and the market price of the Company’s common stock.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

Note 11. Stock Options (continued)

In 2023 and 2022, the Company recognized stock-based compensation expense of $920,108, of which $906,745 and $13,363 was recorded in general and administrative and research and development expenses, respectively and $1,012,592, of which $915,797 and $96,795 was recorded in general and administrative and research and development expenses, respectively. Further, in 2022, the Company recorded stock-based charges of $63,612 relating to purchase of machinery (See Note 4) and $60,435 relating to an Acquisition. (See Note 5.)

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Expected term (years)	2.88 to 3.25	2.50 to 3.00
Expected volatility	75.40% to 89.93%	100.81% to 110.74%
Risk-free interest rate	3.71% to 4.27%	2.90% to 3.47%
Dividend rate	0%	0%